Net financial income / (loss) (Tables)	6 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Disclosure of net financial income (loss)
Net financial income (loss) can be analyzed as follows :

(in thousands of euro)	June 30, 2023	June 30, 2022

Interests on financial assets	965	198
Change in valuation allowance on financial instruments	1,044	53
Foreign exchange gains	1,073	3,797
Other financial income	—	—
Financial income	3,083	4,048
Foreign exchange losses	(642)	(3,663)
Unrealized losses on financial assets	—	(2,309)
Interest on financial liabilities	(324)	(194)
Other financial expenses	—	—
Financial expenses	(966)	(6,166)
Net financial income (loss)	2,116	(2,118)